Risk information - Maximum exposure to credit risk (Details) € in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 SEK (kr)	Dec. 31, 2018 SEK (kr)
Risk information
Risk weight for standardized approach when no external rating is available		100.00%
Annual turnover limit for classification as small or medium-sized enterprise | €	€ 50
Financial assets at fair value through profit or loss.
Risk information
Maximum exposure to credit risk		kr 69,470	kr 64,226
Financial assets at amortized cost
Risk information
Maximum exposure to credit risk		279,204	267,036
Cash and cash equivalents | Financial assets at amortized cost
Risk information
Maximum exposure to credit risk		1,362	2,686
Treasuries/government bonds | Financial assets at fair value through profit or loss.
Risk information
Maximum exposure to credit risk		8,370	11,124
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss.
Risk information
Maximum exposure to credit risk		54,132	48,577
Loans in the form of interest-bearing securities | Financial assets at amortized cost
Risk information
Maximum exposure to credit risk		43,793	36,303
Loans to credit institutions | Financial assets at amortized cost
Risk information
Maximum exposure to credit risk		11,235	12,543
Loans to the public | Financial assets at amortized cost
Risk information
Maximum exposure to credit risk		222,814	215,504
Derivatives | Financial assets at fair value through profit or loss.
Risk information
Maximum exposure to credit risk		kr 6,968	kr 4,525